Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income (loss) before income taxes	$ (11,618)	(72,084)	(68,959)	(62,164)
Computed "expected" tax expense	(35)	(218)	(218)	0
Non-deductible expenses	0	0	0	0
Non-taxable income	35	218	131	0
Tax holiday	0	0	87	0
Tax effect of deferred tax and tax rates differential	119	740	10,007	7,727
Actual income tax benefit (expense)	$ 119	740	10,007	7,727